Fundstrat Granny Shots US Large Cap & Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 100.4%	Shares	Value
Banking - 5.4%
JPMorgan Chase & Co.	4,238	$1,490,886
PNC Financial Services Group, Inc.	5,914	1,477,731
		2,968,617

Consumer Discretionary Products - 1.7%
Tesla, Inc.(a)	3,093	962,573

Consumer Staple Products - 4.9%
Monster Beverage Corp.(a)	14,731	1,419,774
Philip Morris International, Inc.	6,863	1,309,597
		2,729,371

Financial Services - 10.2%
American Express Co.	4,137	1,391,066
Bank of New York Mellon Corp.	9,318	1,456,683
Goldman Sachs Group, Inc.	1,311	1,335,096
Robinhood Markets, Inc. - Class A(a)	16,918	1,464,422
		5,647,267

Health Care - 5.1%
Eli Lilly & Co.	1,258	1,445,241
UnitedHealth Group, Inc.	3,359	1,391,969
		2,837,210

Industrial Products - 14.4%
Caterpillar, Inc.	1,461	1,190,437
Deere & Co.	2,259	1,338,842
Eaton Corp. PLC	3,376	1,401,715
GE Aerospace	4,285	1,542,900
GE Vernova, Inc.	1,239	1,226,969
Northrop Grumman Corp.	2,314	1,255,299
		7,956,162

Industrial Services - 4.7%
Quanta Services, Inc.	1,791	1,195,242
Union Pacific Corp.	4,767	1,392,584
		2,587,826

Materials - 7.4%
Air Products and Chemicals, Inc.	4,437	1,308,427
CF Industries Holdings, Inc.	10,575	1,323,884
Packaging Corp. of America	6,053	1,488,070
		4,120,381

Media - 6.1%
Alphabet, Inc. - Class A	3,305	$1,177,010
Meta Platforms, Inc. - Class A	2,103	1,170,761
Netflix, Inc.(a)	14,490	1,039,078
		3,386,849

Oil & Gas - 4.6%
ONEOK, Inc.	13,836	1,256,447
Texas Pacific Land Corp.	3,220	1,296,308
		2,552,755

Retail & Wholesale - Discretionary - 4.7%
Amazon.com, Inc.(a)	4,846	1,316,077
TJX Cos, Inc.	8,034	1,264,069
		2,580,146

Retail & Wholesale - Staples - 2.0%
Costco Wholesale Corp.	1,188	1,130,845

Software & Tech Services - 12.4%
Cadence Design Systems, Inc.(a)	3,681	1,251,614
Microsoft Corp.	3,048	1,416,466
Oracle Corp.	6,934	900,519
Palantir Technologies, Inc. - Class A(a)	9,383	1,154,672
ServiceNow, Inc.(a)	12,574	1,398,606
Strategy, Inc. - Class A(a)	7,689	717,230
		6,839,107

Tech Hardware & Semiconductors - 14.4%
Advanced Micro Devices, Inc.(a)	2,880	1,371,312
Apple, Inc.	4,233	1,307,616
Arista Networks, Inc.(a)	9,152	1,650,563
Broadcom, Inc.	3,059	1,190,808
KLA Corp.	7,068	1,292,172
NVIDIA Corp.	5,763	1,156,922
		7,969,393

Utilities - 2.4%
Vistra Corp.	8,899	1,318,743

TOTAL COMMON STOCKS (Cost $52,751,824)		55,587,245

PURCHASED OPTIONS - 1.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.8%
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $600.00	1,333,220	28	18,410
Air Products and Chemicals, Inc., Expiration: 8/21/2026; Exercise Price: $320.00	1,297,516	44	5,280
Alphabet, Inc., Expiration: 8/21/2026; Exercise Price: $375.00	35,613	1	452
Alphabet, Inc., Expiration: 8/21/2026; Exercise Price: $337.50	1,139,616	32	74,720

Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $275.00	$1,303,584	48	$33,840
American Express Co., Expiration: 8/21/2026; Exercise Price: $360.00	33,625	1	135
American Express Co., Expiration: 8/21/2026; Exercise Price: $332.50	1,345,000	40	43,000
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $325.00	30,891	1	266
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $322.50	1,266,531	41	12,935
Arista Networks, Inc., Expiration: 8/21/2026; Exercise Price: $200.00	18,035	1	608
Arista Networks, Inc., Expiration: 8/21/2026; Exercise Price: $185.00	1,623,150	90	102,825
Bank of New York Mellon Corp., Expiration: 8/21/2026; Exercise Price: $175.00	1,453,869	93	3,022
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $440.00	1,167,840	30	10,575
Cadence Design Systems, Inc., Expiration: 8/21/2026; Exercise Price: $380.00	68,004	2	530
Cadence Design Systems, Inc., Expiration: 8/21/2026; Exercise Price: $350.00	1,156,068	34	31,620
Caterpillar, Inc., Expiration: 8/21/2026; Exercise Price: $870.00	1,140,734	14	29,750
CF Industries Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $135.00	1,314,495	105	24,413
Costco Wholesale Corp., Expiration: 8/21/2026; Exercise Price: $985.00	1,047,079	11	10,505
Deere & Co., Expiration: 8/21/2026; Exercise Price: $640.00	1,303,874	22	18,920
Eaton Corp. PLC, Expiration: 8/21/2026; Exercise Price: $460.00	1,370,160	33	14,437
Eli Lilly & Co., Expiration: 8/21/2026; Exercise Price: $1,240.00	1,378,608	12	22,620
GE Aerospace, Expiration: 8/21/2026; Exercise Price: $390.00	1,512,294	42	9,891
GE Vernova, Inc., Expiration: 8/21/2026; Exercise Price: $1,180.00	1,188,348	12	10,140
Goldman Sachs Group, Inc., Expiration: 8/21/2026; Exercise Price: $1,155.00	1,222,056	12	2,922
Goldman Sachs Group, Inc., Expiration: 8/21/2026; Exercise Price: $1,110.00	101,838	1	650
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $362.50	35,179	1	298
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $360.00	1,442,339	41	15,580
KLA Corp., Expiration: 8/21/2026; Exercise Price: $204.00	1,279,740	70	45,150
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $580.00	55,671	1	1,193
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $565.00	1,113,420	20	35,400
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $450.00	1,394,160	30	68,325
Monster Beverage Corp., Expiration: 8/21/2026; Exercise Price: $110.00	1,416,786	147	8,085
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $76.00	14,342	2	197
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $72.00	1,018,282	142	32,944
Northrop Grumman Corp., Expiration: 8/21/2026; Exercise Price: $570.00	1,193,456	22	11,000
Northrop Grumman Corp., Expiration: 8/21/2026; Exercise Price: $545.00	54,248	1	1,430
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $225.00	1,144,275	57	5,216
ONEOK, Inc., Expiration: 8/21/2026; Exercise Price: $100.00	1,253,178	138	4,140
Oracle Corp., Expiration: 8/21/2026; Exercise Price: $155.00	896,103	69	10,350
Packaging Corp. of America, Expiration: 8/21/2026; Exercise Price: $260.00	1,475,040	60	16,500
Palantir Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	1,144,458	93	10,277
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $210.00	133,574	7	507

Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $190.00	$1,164,002	61	$36,600
PNC Financial Services Group, Inc., Expiration: 8/21/2026; Exercise Price: $270.00	1,474,233	59	3,393
Quanta Services, Inc., Expiration: 8/21/2026; Exercise Price: $700.00	1,134,512	17	32,810
Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $93.00	1,462,864	169	55,348
ServiceNow, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	1,390,375	125	39,375
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	708,928	76	9,652
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $335.00	933,630	30	16,350
Texas Pacific Land Corp., Expiration: 8/21/2026; Exercise Price: $430.00	1,288,256	32	34,240
TJX Cos, Inc., Expiration: 8/21/2026; Exercise Price: $167.50	15,734	1	112
TJX Cos, Inc., Expiration: 8/21/2026; Exercise Price: $160.00	1,242,986	79	24,490
Union Pacific Corp., Expiration: 8/21/2026; Exercise Price: $310.00	1,373,011	47	4,935
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $470.00	1,367,520	33	907
Vistra Corp., Expiration: 8/21/2026; Exercise Price: $170.00	1,304,072	88	18,172
			1,025,442

TOTAL PURCHASED OPTIONS (Cost $1,183,746)			1,025,442

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		147,957	147,957

TOTAL SHORT-TERM INVESTMENTS (Cost $147,957)			147,957

TOTAL INVESTMENTS - 102.5% (Cost $54,083,527)			$56,760,644
Liabilities in Excess of Other Assets - (2.5)%			(1,385,569)
TOTAL NET ASSETS - 100.0%			$55,375,075

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

Fundstrat Granny Shots US Large Cap & Income ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.7)%
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $580.00	$(1,333,220)	(28)	$(25,550)
Air Products and Chemicals, Inc., Expiration: 8/21/2026; Exercise Price: $310.00	(1,297,516)	(44)	(10,340)
Alphabet, Inc., Expiration: 8/21/2026; Exercise Price: $367.50	(35,613)	(1)	(670)
Alphabet, Inc., Expiration: 8/21/2026; Exercise Price: $332.50	(1,139,616)	(32)	(87,680)
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $265.00	(1,303,584)	(48)	(59,400)
American Express Co., Expiration: 8/21/2026; Exercise Price: $350.00	(33,625)	(1)	(329)
American Express Co., Expiration: 8/21/2026; Exercise Price: $330.00	(1,345,000)	(40)	(49,300)
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $320.00	(1,266,531)	(41)	(15,375)
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $315.00	(30,891)	(1)	(575)
Arista Networks, Inc., Expiration: 8/21/2026; Exercise Price: $195.00	(18,035)	(1)	(753)
Arista Networks, Inc., Expiration: 8/21/2026; Exercise Price: $180.00	(1,623,150)	(90)	(121,950)
Bank of New York Mellon Corp., Expiration: 8/21/2026; Exercise Price: $165.00	(1,453,869)	(93)	(5,580)
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $420.00	(1,167,840)	(30)	(20,550)
Cadence Design Systems, Inc., Expiration: 8/21/2026; Exercise Price: $370.00	(68,004)	(2)	(855)
Cadence Design Systems, Inc., Expiration: 8/21/2026; Exercise Price: $347.50	(1,156,068)	(34)	(36,550)
Caterpillar, Inc., Expiration: 8/21/2026; Exercise Price: $860.00	(1,140,734)	(14)	(33,635)
CF Industries Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	(1,314,495)	(105)	(38,325)
Costco Wholesale Corp., Expiration: 8/21/2026; Exercise Price: $950.00	(1,047,079)	(11)	(26,290)
Deere & Co., Expiration: 8/21/2026; Exercise Price: $620.00	(1,303,874)	(22)	(31,790)
Eaton Corp. PLC, Expiration: 8/21/2026; Exercise Price: $440.00	(1,370,160)	(33)	(26,895)
Eli Lilly & Co., Expiration: 8/21/2026; Exercise Price: $1,200.00	(1,378,608)	(12)	(36,930)
GE Aerospace, Expiration: 8/21/2026; Exercise Price: $370.00	(1,512,294)	(42)	(29,505)
GE Vernova, Inc., Expiration: 8/21/2026; Exercise Price: $1,150.00	(1,188,348)	(12)	(13,920)
Goldman Sachs Group, Inc., Expiration: 8/21/2026; Exercise Price: $1,125.00	(1,222,056)	(12)	(5,400)
Goldman Sachs Group, Inc., Expiration: 8/21/2026; Exercise Price: $1,080.00	(101,838)	(1)	(1,117)
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $357.50	(35,179)	(1)	(482)
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $350.00	(1,442,339)	(41)	(34,440)
KLA Corp., Expiration: 8/21/2026; Exercise Price: $202.00	(1,279,740)	(70)	(47,950)
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $570.00	(55,671)	(1)	(1,570)
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $560.00	(1,113,420)	(20)	(39,750)

Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $430.00	$(1,394,160)	(30)	$(116,625)
Monster Beverage Corp., Expiration: 8/21/2026; Exercise Price: $105.00	(1,416,786)	(147)	(15,067)
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $74.00	(14,342)	(2)	(307)
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $70.00	(1,018,282)	(142)	(47,570)
Northrop Grumman Corp., Expiration: 8/21/2026; Exercise Price: $550.00	(1,193,456)	(22)	(26,400)
Northrop Grumman Corp., Expiration: 8/21/2026; Exercise Price: $530.00	(54,248)	(1)	(2,435)
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $215.00	(1,144,275)	(57)	(13,623)
ONEOK, Inc., Expiration: 8/21/2026; Exercise Price: $95.00	(1,253,178)	(138)	(14,145)
Oracle Corp., Expiration: 8/21/2026; Exercise Price: $150.00	(896,103)	(69)	(14,076)
Packaging Corp. of America, Expiration: 8/21/2026; Exercise Price: $250.00	(1,475,040)	(60)	(34,500)
Palantir Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	(1,144,458)	(93)	(14,508)
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $200.00	(133,574)	(7)	(1,557)
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $185.00	(1,164,002)	(61)	(53,985)
PNC Financial Services Group, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	(1,474,233)	(59)	(10,473)
Quanta Services, Inc., Expiration: 8/21/2026; Exercise Price: $680.00	(1,134,512)	(17)	(44,540)
Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $92.00	(1,462,864)	(169)	(61,263)
ServiceNow, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	(1,390,375)	(125)	(60,625)
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	(708,928)	(76)	(14,554)
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $330.00	(933,630)	(30)	(20,100)
Texas Pacific Land Corp., Expiration: 8/21/2026; Exercise Price: $420.00	(1,288,256)	(32)	(43,840)
TJX Cos, Inc., Expiration: 8/21/2026; Exercise Price: $162.50	(15,734)	(1)	(230)
TJX Cos, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	(1,242,986)	(79)	(45,030)
Union Pacific Corp., Expiration: 8/21/2026; Exercise Price: $300.00	(1,373,011)	(47)	(16,920)
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $450.00	(1,367,520)	(33)	(4,026)
Vistra Corp., Expiration: 8/21/2026; Exercise Price: $165.00	(1,304,072)	(88)	(26,180)
			(1,506,035)

TOTAL WRITTEN OPTIONS (Premiums received $1,640,301)			(1,506,035)

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Exchange-traded.
(b)	100 shares per contract.